UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05635 )

Exact name of registrant as specified in charter: Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/06 (Unaudited)

CORPORATE BONDS AND NOTES (25.2%)(a)
		Principal amount	Value

Basic Materials (2.1%)
Chaparral Steel Co. company guaranty 10s, 2013		$3,133,000	$3,414,970
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	1,845,000	2,607,689
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$1,715,000	1,560,650
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		5,065,000	4,811,750
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		2,050,000	1,968,000
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		2,665,000	2,112,013
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		4,059,000	4,292,393
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		4,625,000	4,960,313
Huntsman, LLC company guaranty 11 5/8s, 2010		2,259,000	2,496,195
Innophos, Inc. company guaranty 8 7/8s, 2014		1,720,000	1,694,200
International Steel Group, Inc. sr. notes 6 1/2s, 2014		930,000	878,850
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	1,107,587	1,432,335
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$715,000	786,500
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		1,640,000	1,689,200
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	3,045,000	4,231,726
Nalco Co. sr. sub. notes 9s, 2013	EUR	505,000	675,342
Nalco Co. sr. sub. notes 8 7/8s, 2013		$2,213,000	2,229,598
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		4,915,000	4,718,400
PQ Corp. company guaranty 7 1/2s, 2013		895,000	841,300
Rockwood Specialties Group, Inc. company guaranty 7
5/8s, 2014	EUR	2,750,000	3,593,224
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$4,955,000	5,128,425
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		862,593	823,776
Stone Container Corp. sr. notes 9 3/4s, 2011		865,000	889,869
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		1,080,000	955,800
United States Steel Corp. sr. notes 9 3/4s, 2010		943,000	1,004,295
United States Steel, LLC sr. notes 10 3/4s, 2008		682,000	733,150
			60,529,963

Capital Goods (1.4%)
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		5,158,000	5,338,530
Blount, Inc. sr. sub. notes 8 7/8s, 2012		3,190,000	3,174,050
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		2,115,000	2,104,425
Crown Cork & Seal Co. Inc. debs. 8s, 2023		614,000	566,415
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $1,281,482) (RES)		4,945,000	3,461,500
L-3 Communications Corp. company guaranty 6 1/8s, 2013		10,381,000	9,887,903
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		3,094,000	2,885,155
Legrand SA debs. 8 1/2s, 2025 (France)		4,999,000	5,711,358
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		256,000	275,840
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		1,510,000	1,479,800
Mueller Group, Inc. sr. sub. notes 10s, 2012		1,224,000	1,315,800
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		2,368,000	2,465,680
Owens-Illinois, Inc. debs. 7 1/2s, 2010		453,000	442,808
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		1,681,000	1,722,075
Terex Corp. company guaranty 9 1/4s, 2011		1,310,000	1,391,875
			42,223,214

Communication Services (1.5%)
American Cellular Corp. company guaranty 9 1/2s, 2009		1,350,000	1,380,375
Cincinnati Bell Telephone company guaranty 6.3s, 2028		1,105,000	955,825
Cincinnati Bell, Inc. company guaranty 7s, 2015		3,374,000	3,179,995
Citizens Communications Co. sr. notes 6 1/4s, 2013		6,819,000	6,443,955
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		1,561,000	1,600,025
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		6,814,000	5,800,418
iPCS, Inc. sr. notes 11 1/2s, 2012		2,160,000	2,408,400
IWO Holdings, Inc. sec. FRN 9.257s, 2012		680,000	703,800
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		3,595,000	3,505,125
Qwest Corp. debs. 7 1/4s, 2025		1,375,000	1,285,625
Qwest Corp. notes 8 7/8s, 2012		8,725,000	9,204,875
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		1,265,000	1,457,913
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		5,671,000	5,649,734
			43,576,065

Consumer Cyclicals (4.6%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		2,415,000	2,532,731
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		1,175,000	1,185,281
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		1,325,000	1,257,094
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		2,106,443	2,085,379
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010		217,000	225,138
Dex Media, Inc. notes 8s, 2013		913,000	917,565
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		3,792,000	4,019,520
Ford Motor Credit Corp. notes 7 7/8s, 2010		1,100,000	1,014,741
Ford Motor Credit Corp. notes 7 3/8s, 2009		1,634,000	1,510,695

Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010	1,978,000	1,927,334
General Motors Acceptance Corp. FRN 6.457s, 2007	2,320,000	2,302,600
General Motors Acceptance Corp. FRN Ser. MTN, 6.039s,
2007	4,665,000	4,632,979
General Motors Acceptance Corp. notes 7 3/4s, 2010	418,000	415,844
General Motors Acceptance Corp. notes 6 7/8s, 2012	311,000	293,015
General Motors Acceptance Corp. notes 6 3/4s, 2014	1,668,000	1,549,272
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	160,000	153,377
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	1,086,000	1,037,130
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	4,015,000	3,979,869
Jostens IH Corp. company guaranty 7 5/8s, 2012	4,956,000	4,807,320
Levi Strauss & Co. sr. notes 9 3/4s, 2015	3,326,000	3,326,000
Levi Strauss & Co. 144A sr. notes 8 7/8s, 2016	1,320,000	1,260,600
Meritor Automotive, Inc. notes 6.8s, 2009	491,000	475,043
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	2,757,000	2,863,834
MGM Mirage, Inc. company guaranty 6s, 2009	7,904,000	7,686,640
Mirage Resorts, Inc. debs. 7 1/4s, 2017	1,395,000	1,335,713
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	1,319,000	982,655
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)	3,686,000	3,206,820
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	2,940,000	2,940,000
Park Place Entertainment Corp. sr. notes 7s, 2013	3,265,000	3,323,244
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	2,300,000	2,386,250
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,956,000	1,960,890
PRIMEDIA, Inc. sr. notes 8s, 2013	4,752,000	4,253,040
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	2,222,000	2,044,240
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013	553,000	500,465
Reader's Digest Association, Inc. (The) sr. notes 6
1/2s, 2011	2,795,000	2,697,175
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	3,175,000	3,429,000
Scientific Games Corp. company guaranty 6 1/4s, 2012	4,989,000	4,664,715
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	5,165,000	5,165,000
Standard Pacific Corp. sr. notes 7 3/4s, 2013	1,774,000	1,676,430
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	4,880,000	5,093,500
Starwood Hotels & Resorts Worldwide, Inc. debs. 7
3/8s, 2015	3,920,000	3,949,400
Station Casinos, Inc. sr. notes 6s, 2012	3,250,000	3,042,813
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	2,910,000	2,713,575
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	2,769,000	2,762,078
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	2,601,000	2,851,346
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	4,655,000	4,503,713
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	677,000	650,766
United Auto Group, Inc. company guaranty 9 5/8s, 2012	4,100,000	4,284,500
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	5,840,000	5,737,800
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	5,055,000	4,246,200
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	2,605,000	2,455,213
		134,315,542

Consumer Staples (3.7%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	4,155,000	4,134,225
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	4,360,000	3,994,850
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	574,508	30,019
Avis Budget Care Rental LLC 144A sr. notes 7 3/4s, 2016	1,280,000	1,232,000
Brand Services, Inc. company guaranty 12s, 2012	4,700,000	5,311,000
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	1,352,000	1,333,410
CCH I Holdings, LLC company guaranty stepped-coupon
zero % (12 1/8s, 11/15/07), 2015 (STP)	1,493,000	791,290
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	556,000	557,390
CCH I, LLC secd. notes 11s, 2015	8,838,000	7,733,250
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	1,671,000	1,666,823
Church & Dwight Co., Inc. company guaranty 6s, 2012	3,512,000	3,248,600
Cinemark USA, Inc. sr. sub. notes 9s, 2013	987,000	1,036,350
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	4,560,000	3,534,000
Constellation Brands, Inc. sr. sub. notes Ser. B, 8
1/8s, 2012	2,520,000	2,601,900
CSC Holdings, Inc. debs. 7 5/8s, 2018	2,753,000	2,725,470
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	1,998,000	1,998,000
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012	5,005,000	4,829,825
Dean Foods Co. company guaranty 7s, 2016	1,186,000	1,147,455
Dean Foods Co. sr. notes 6 5/8s, 2009	1,899,000	1,884,758
Del Monte Corp. company guaranty 6 3/4s, 2015	1,780,000	1,650,950
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	3,605,000	3,713,150
Echostar DBS Corp. company guaranty 6 5/8s, 2014	15,810,000	14,861,400
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	3,863,000	3,747,110
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)	1,907,000	1,754,440
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	4,175,000	4,101,938
Playtex Products, Inc. company guaranty 9 3/8s, 2011	1,869,000	1,946,096
Playtex Products, Inc. sec. notes 8s, 2011	2,893,000	2,994,255
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	3,465,000	3,395,700
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	3,366,000	3,534,300
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	2,184,000	1,878,240
Sbarro, Inc. company guaranty 11s, 2009	5,071,000	5,166,081
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	1,760,000	1,689,600
Six Flags, Inc. sr. notes 9 5/8s, 2014	2,043,000	1,859,130
Young Broadcasting, Inc. company guaranty 10s, 2011	2,774,000	2,468,860
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	2,745,000	2,292,075
		106,843,940

Energy (4.9%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	5,575,000	5,338,063
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	3,265,000	3,305,813
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	5,729,000	5,499,840
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	5,575,000	5,588,938
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	3,895,000	3,636,956
Dresser, Inc. company guaranty 9 7/8s, 2011	5,260,000	5,338,900
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	5,425,000	5,208,000
Forest Oil Corp. sr. notes 8s, 2011	3,730,000	3,813,925
Forest Oil Corp. sr. notes 8s, 2008	1,065,000	1,086,300
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	9,320,000	10,683,050
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	4,610,000	4,379,500
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6
1/8s, 2014	4,355,000	4,039,263
Massey Energy Co. sr. notes 6 5/8s, 2010	5,565,000	5,481,525
Newfield Exploration Co. sr. notes 7 5/8s, 2011	3,940,000	4,028,650
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,650,000	2,524,125
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	3,232,000	2,981,520
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	3,176,215	3,218,599
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	2,625,000	2,651,250
Peabody Energy Corp. sr. notes 5 7/8s, 2016	5,820,000	5,339,850
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	4,579,250	4,883,953
Pemex Project Funding Master Trust company guaranty
10s, 2027	9,008,000	10,764,560
Pemex Project Funding Master Trust company guaranty 8
5/8s, 2022	4,295,000	4,767,450
Pemex Project Funding Master Trust company guaranty 5
3/4s, 2015	7,695,000	7,087,095
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2015	8,432,000	7,765,872
PetroHawk Energy Corp 144A sr. notes 9 1/8s, 2013	3,805,000	3,785,975
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014	3,200,000	3,152,000
Plains Exploration & Production Co. sr. sub. notes 8
3/4s, 2012	4,424,000	4,634,140
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	4,365,000	4,495,950
Pride International, Inc. sr. notes 7 3/8s, 2014	3,145,000	3,160,725
Seabulk International, Inc. company guaranty 9 1/2s,
2013	4,065,000	4,491,825
		143,133,612

Financial (1.5%)
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.205s, 2012 (Cayman Islands)	10,299,000	10,338,816
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	2,440,000	2,464,400
Liberty Mutual Insurance 144A notes 7.697s, 2097	10,000,000	9,465,880
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)	2,850,000	2,760,225
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	7,596,000	7,182,018
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	3,035,000	2,869,593
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	7,265,000	7,455,706
		42,536,638

Health Care (2.0%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	1,203,000	1,141,346
DaVita, Inc. company guaranty 6 5/8s, 2013	1,230,000	1,168,500
HCA, Inc. debs. 7.19s, 2015	1,554,000	1,497,713
HCA, Inc. notes 8.36s, 2024	1,930,000	1,931,540
HCA, Inc. notes 6 3/8s, 2015	1,766,000	1,636,286
HCA, Inc. notes 6 1/4s, 2013	4,639,000	4,331,759
HCA, Inc. notes 5 3/4s, 2014	1,985,000	1,774,967
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	3,295,000	3,080,825
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	4,560,000	4,218,000
Service Corporation International debs. 7 7/8s, 2013	465,000	469,069
Service Corporation International notes Ser. *, 7.7s,
2009	1,725,000	1,733,625
Service Corporation International sr. notes 6 3/4s,
2016	3,737,000	3,438,040
Stewart Enterprises, Inc. sr. notes 7 3/4s, 2013	3,922,000	3,569,020
Tenet Healthcare Corp. notes 7 3/8s, 2013	2,680,000	2,445,500
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	4,435,000	4,435,000
Triad Hospitals, Inc. sr. notes 7s, 2012	5,810,000	5,780,950
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	1,456,000	1,415,960
US Oncology, Inc. company guaranty 9s, 2012	3,170,000	3,296,800
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	4,221,000	4,210,448
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,840,000	3,109,800
Ventas Realty LP/Capital Corp. company guaranty 6
3/4s, 2010 (R)	1,339,000	1,325,610
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	1,350,000	1,309,500
		57,320,258

Technology (0.6%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	2,334,000	2,380,680
Freescale Semiconductor, Inc. sr. notes Ser. B, 7
1/8s, 2014	3,312,000	3,345,120
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	4,833,000	4,857,165
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	81,000	66,420
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013	1,906,000	1,977,475
Xerox Corp. sr. notes 7 5/8s, 2013	4,077,000	4,107,578

			16,734,438

Transportation (0.2%)
CalAir, LLC/CalAir Capital Corp. company guaranty 8
1/8s, 2008		5,235,000	5,077,950

Utilities & Power (2.7%)
AES Corp. (The) sr. notes 8 7/8s, 2011		361,000	379,050
AES Corp. (The) sr. notes 8 3/4s, 2008		196,000	202,370
AES Corp. (The) 144A sec. notes 9s, 2015		4,036,000	4,338,700
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		3,250,000	3,477,500
ANR Pipeline Co. debs. 9 5/8s, 2021		1,572,000	1,833,496
Centrais Electricas Brasileirass SA 144A sr. notes 7
3/4s, 2015 (Brazil)		2,743,000	2,746,566
CMS Energy Corp. sr. notes 8.9s, 2008		1,200,000	1,248,000
CMS Energy Corp. sr. notes 7 3/4s, 2010		1,225,000	1,243,375
Colorado Interstate Gas Co. debs. 6.85s, 2037		2,495,000	2,503,862
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		700,000	636,145
Edison Mission Energy 144A sr. notes 7 3/4s, 2016		634,000	622,905
Edison Mission Energy 144A sr. notes 7 1/2s, 2013		760,000	744,800
El Paso Natural Gas Co. debs. 8 5/8s, 2022		1,315,000	1,421,669
El Paso Production Holding Co. company guaranty 7
3/4s, 2013		5,263,000	5,302,473
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		3,632,000	3,441,320
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		5,601,000	5,937,060
Mission Energy Holding Co. sec. notes 13 1/2s, 2008		4,402,000	4,908,230
Monongahela Power Co. 1st mtge. 6.7s, 2014		2,885,000	2,985,489
Northwestern Corp. sec. notes 5 7/8s, 2014		2,525,000	2,473,785
Orion Power Holdings, Inc. sr. notes 12s, 2010		5,195,000	5,870,350
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		3,346,000	3,356,229
Teco Energy, Inc. notes 7.2s, 2011		1,165,000	1,172,281
Teco Energy, Inc. notes 7s, 2012		1,500,000	1,492,500
Teco Energy, Inc. sr. notes 6 3/4s, 2015		221,000	214,923
Tennessee Gas Pipeline Co. debs. 7s, 2028		520,000	481,478
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		1,052,000	1,052,663
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		3,235,000	3,150,081
Utilicorp Canada Finance Corp. company guaranty 7
3/4s, 2011 (Canada)		4,309,000	4,459,815
Utilicorp United, Inc. sr. notes 9.95s, 2011		61,000	68,663
Veolia Environnement sr. unsub. notes Ser. EMTN, 5
3/8s, 2018 (France)	EUR	3,125,000	4,077,216
Williams Cos., Inc. (The) notes 8 3/4s, 2032		$640,000	696,000
Williams Cos., Inc. (The) notes 7 5/8s, 2019		3,475,000	3,527,125
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		949,000	925,275
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)		1,327,347	110,701
			77,102,095

			$729,393,715
Total corporate bonds and notes (cost $740,686,241)

FOREIGN GOVERNMENT BONDS AND NOTES (21.1%)(a)
		Principal amount	Value

Argentina (Republic of) FRB 5.59s, 2012		$32,235,000	$29,787,648
Barbados (Government of) 144A bonds 6 5/8s, 2035		2,651,000	2,392,528
Brazil (Federal Republic of) bonds 10 1/2s, 2014		1,775,000	2,137,100
Brazil (Federal Republic of) bonds 8 7/8s, 2019		8,000,000	8,800,000
Brazil (Federal Republic of) bonds 5.502s, 2016		6,220,000	2,815,520
Brazil (Federal Republic of) notes 11s, 2012		12,685,000	15,126,863
Brazil (Federal Republic of) notes 8 3/4s, 2025		9,026,000	9,906,035
Canada (Government of) bonds 5 1/2s, 2010	CAD	9,650,000	8,994,689
Canada (Government of) bonds Ser. WB60, 7 1/4s, 2007	CAD	8,915,000	8,214,982
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,608,693
Colombia (Republic of) notes 10s, 2012		$9,334,000	10,491,416
Colombia (Republic of) notes 0.005s, 2015		2,005,000,000	876,987
El Salvador (Republic of) notes 7.65s, 2035		1,480,000	1,417,100
El Salvador (Republic of) 144A bonds 7 3/4s, 2023		2,925,000	3,042,000
France (Government of) bonds 5 3/4s, 2032	EUR	17,480,000	27,220,083
France (Government of) bonds 5 1/2s, 2010	EUR	22,675,000	30,917,822
France (Government of) bonds 4s, 2013	EUR	32,000,000	41,055,192
France (Government of) bonds 4s, 2009	EUR	6,430,000	8,290,631
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	24,351,525	33,518,245
Germany (Federal Republic of) bonds Ser. 2, 5s, 2012	EUR	9,780,000	13,178,931
Ireland (Republic of) bonds 5s, 2013	EUR	49,300,000	66,934,131
Japan (Government of) bonds Ser. 239, 0.2s, 2007	JPY	16,750,000,000	145,472,913
Japan (Government of) 10yr bonds Ser. 244, 1s, 2012	JPY	23,000,000	193,532
Peru (Republic of) bonds 7.35s, 2025		$2,870,000	2,740,850
Philippines (Republic of) bonds 9 1/2s, 2024		11,312,000	12,612,880
Russia (Federation of) unsub. stepped-coupon 5s (7
1/2s, 3/31/07), 2030 (STP)		26,814,975	28,423,874
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		7,605,000	7,177,599
South Africa (Republic of) notes 7 3/8s, 2012		5,995,000	6,189,838
South Africa (Republic of) notes 6 1/2s, 2014		8,050,000	8,001,700
Spain (Kingdom of) bonds 5s, 2012	EUR	15,000,000	20,266,974
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	215,045,000	35,373,998
United Mexican States bonds Ser. MTN, 8.3s, 2031		$7,775,000	8,902,375
Venezuela (Republic of) notes 10 3/4s, 2013		5,710,000	6,817,740

			$608,900,869
Total foreign government bonds and notes (cost $588,839,865)

COLLATERALIZED MORTGAGE OBLIGATIONS (16.3%)(a)
		Principal amount	Value

Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029		$1,758,000	$1,762,266
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		1,170,000	1,153,589
Ser. 01-1, Class K, 6 1/8s, 2036		2,633,000	1,985,626
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.337s, 2014		1,090,000	1,087,830
FRB Ser. 02-FL2A, Class K1, 7.837s, 2014		399,575	398,940
FRB Ser. 05-BOCA, Class M, 7.299s, 2016		2,249,000	2,247,940

FRB Ser. 05-ESHA, Class K, 6.984s, 2020		4,239,000	4,238,966
FRB Ser. 05-BOCA, Class L, 6.899s, 2016		1,052,000	1,051,448
FRB Ser. 06-LAQ, Class M, 6.995s, 2021		1,587,000	1,592,101
FRB Ser. 06-LAQ, Class L, 6.895s, 2021		1,556,000	1,556,000
FRB Ser. 05-BOCA, Class K, 6.549s, 2016		1,235,000	1,234,298
FRB Ser. 05-BOCA, Class J, 6.299s, 2016		212,000	211,873
FRB Ser. 05-BOCA, Class H, 6.149s, 2016		504,000	503,689
Ser. 03-BBA2, Class X1A, Interest Only (IO), 0.169s,
2015		3,068,059	589
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.849s, 2018		2,480,000	2,480,000
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.455s, 2032		1,174,000	1,284,356
Broadgate Financing PLC sec. FRB Ser. D, 5.553s, 2023
(United Kingdom)	GBP	3,051,750	5,627,235
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.917s, 2017		$113,638,327	1,407,162
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 01-FL5A, Class G, 5.963s, 2013 (acquired 9/26/05,
cost $5,752,095) (RES)		5,781,000	5,752,095
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		14,703,000	14,705,647
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.049s, 2020		4,911,000	4,910,966
Ser. 1998-C2, Class F, 6 3/4s, 2030		8,998,000	9,330,893
FRB Ser. 05-TFLA, Class K, 6.499s, 2020		2,413,000	2,412,986
Ser. 98-C1, Class F, 6s, 2040		7,396,000	7,132,259
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,599,000	2,296,373
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.985s, 2031		171,307,026	3,051,492
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		2,235,111	2,198,267
Ser. 98-CF2, Class B5, 5.95s, 2031		7,128,872	6,386,568
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		1,974,000	1,579,200
Ser. 97-CF1, Class B1, 7.91s, 2030		1,948,000	1,967,955
European Loan Conduit FRB Ser. 6X, Class E, 6.402s,
2010 (United Kingdom)	GBP	2,516,232	4,660,248
European Loan Conduit 144A
FRB Ser. 6A, Class F, 6.902s, 2010 (United Kingdom)	GBP	937,187	1,736,086
FRB Ser. 22A, Class D, 5.502s, 2014 (Ireland)	GBP	2,461,000	4,551,127
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 5.514s, 2014 (United Kingdom)	GBP	2,260,771	4,180,007
Fannie Mae
Ser. 03-W6, Class PT1, 9.679s, 2042		$117,676	124,073
Ser. 06-20, Class IP, IO, 8s, 2030		2,637,961	558,160
Ser. 04-W8, Class 3A, 7 1/2s, 2044		3,069,740	3,181,184
Ser. 04-W2, Class 5A, 7 1/2s, 2044		9,254,648	9,587,540
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		2,590,312	2,682,637
Ser. 03-W4, Class 4A, 7 1/2s, 2042		807,941	833,415
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		1,606,234	1,660,083
Ser. 02-T19, Class A3, 7 1/2s, 2042		1,506,481	1,557,076
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		297,229	307,221
Ser. 02-W6, Class 2A, 7 1/2s, 2042		388,581	401,008
Ser. 02-T12, Class A3, 7 1/2s, 2042		396,551	409,042
Ser. 02-W1, Class 2A, 7 1/2s, 2042		1,303,552	1,341,667
Ser. 02-14, Class A2, 7 1/2s, 2042		18,268	18,851
Ser. 01-T10, Class A2, 7 1/2s, 2041		1,701,621	1,753,328
Ser. 02-T4, Class A3, 7 1/2s, 2041		490,087	505,089
Ser. 01-T8, Class A1, 7 1/2s, 2041		28,150	28,967
Ser. 01-T7, Class A1, 7 1/2s, 2041		7,299,448	7,507,022
Ser. 01-T3, Class A1, 7 1/2s, 2040		1,069,694	1,100,755
Ser. 01-T1, Class A1, 7 1/2s, 2040		3,454,897	3,559,843
Ser. 99-T2, Class A1, 7 1/2s, 2039		1,318,022	1,364,397
Ser. 00-T6, Class A1, 7 1/2s, 2030		648,270	666,705
Ser. 02-W7, Class A5, 7 1/2s, 2029		1,368,747	1,413,804
Ser. 01-T4, Class A1, 7 1/2s, 2028		8,467,623	8,781,378
Ser. 02-W3, Class A5, 7 1/2s, 2028		8,800	9,081
Ser. 01-T10, Class A1, 7s, 2041		7,566,209	7,712,970
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036		226,266	2,254
IFB Ser. 06-42, Class PS, 6.338s, 2036		3,527,683	3,298,383
Ser. 04-78, Class HI, IO, 6s, 2034		1,075,401	201,302
Ser. 03-86, Class IB, IO, 5 1/2s, 2028		1,296,332	42,131
IFB Ser. 05-74, Class CS, 5.383s, 2035		3,881,888	3,645,775
IFB Ser. 05-74, Class CP, 5.234s, 2035		3,404,480	3,196,094
IFB Ser. 05-76, Class SA, 5.234s, 2034		4,821,456	4,474,703
IFB Ser. 06-27, Class SP, 5.051s, 2036		3,685,000	3,415,303
IFB Ser. 06-8, Class HP, 5.051s, 2036		4,736,913	4,367,074
IFB Ser. 06-8, Class WK, 5.051s, 2036		7,112,483	6,506,899
IFB Ser. 05-106, Class US, 5.051s, 2035		7,972,549	7,468,068
IFB Ser. 05-99, Class SA, 5.051s, 2035		4,050,709	3,759,678
IFB Ser. 05-114, Class SP, 4.943s, 2036		2,104,709	1,893,580
IFB Ser. 05-95, Class CP, 4.081s, 2035		594,468	547,621
IFB Ser. 05-95, Class OP, 3.915s, 2035		2,011,000	1,666,122
IFB Ser. 05-83, Class QP, 3.556s, 2034		1,295,200	1,111,657
IFB Ser. 02-36, Class QH, IO, 2.728s, 2029		1,484,423	21,605
IFB Ser. 03-66, Class SA, IO, 2.328s, 2033		8,158,658	564,742
IFB Ser. 03-48, Class S, IO, 2.228s, 2033		3,275,191	222,615
IFB Ser. 05-56, Class TP, 2.183s, 2033		1,303,741	1,093,819
Ser. 03-W10, Class 3, IO, 1.931s, 2043		1,522,740	69,853
IFB Ser. 05-113, Class DI, IO, 1.908s, 2036		262,680	13,490
IFB Ser. 04-51, Class S0, IO, 1.728s, 2034		2,074,624	92,710
IFB Ser. 05-105, Class S, IO, 1.378s, 2035		5,431,603	242,725
IFB Ser. 05-95, Class CI, IO, 1.378s, 2035		8,549,704	419,756
IFB Ser. 05-84, Class SG, IO, 1.378s, 2035		14,359,698	695,541
IFB Ser. 05-87, Class SG, IO, 1.378s, 2035		18,976,259	800,870
IFB Ser. 05-69, Class AS, IO, 1.378s, 2035		3,727,592	178,808
IFB Ser. 05-104, Class NI, IO, 1.378s, 2035		2,480,215	135,968
IFB Ser. 04-92, Class S, IO, 1.378s, 2034		11,618,262	528,282
IFB Ser. 05-104, Class SI, IO, 1.378s, 2033		18,850,799	890,868
IFB Ser. 05-83, Class QI, IO, 1.368s, 2035		2,146,131	119,969
IFB Ser. 05-92, Class SC, IO, 1.358s, 2035		20,106,463	964,826
IFB Ser. 06-20, Class PI, IO, 1.358s, 2030		21,830,761	668,822
IFB Ser. 05-83, Class SL, IO, 1.348s, 2035		41,606,787	1,754,326
IFB Ser. 06-20, Class IG, IO, 1.328s, 2036		45,343,356	1,803,096

IFB Ser. 06-8, Class NS, IO, 1.308s, 2036	21,674,101	1,025,070
IFB Ser. 06-45, Class SM, IO, 1.278s, 2036	10,827,760	456,823
IFB Ser. 06-20, Class IB, IO, 1.268s, 2036	19,433,000	739,578
IFB Ser. 05-95, Class OI, IO, 1.268s, 2035	1,203,002	65,681
IFB Ser. 06-42, Class CI, IO, 1.228s, 2036	34,100,756	1,454,046
IFB Ser. 03-112, Class SA, IO, 1.178s, 2028	7,062,203	186,992
Ser. 03-W17, Class 12, IO, 1.154s, 2033	25,988,722	759,311
Ser. 03-W10, Class 1A, IO, 1.11s, 2043	41,603,074	586,532
Ser. 03-W10, Class 3A, IO, 1.087s, 2043	51,319,046	811,939
Ser. 01-T1, Class 1, IO, 0.84s, 2040	1,383,678	17,945
IFB Ser. 05-67, Class BS, IO, 0.828s, 2035	10,696,608	312,542
IFB Ser. 05-74, Class SE, IO, 0.778s, 2035	5,716,115	127,003
Ser. 00-T6, IO, 0.753s, 2030	24,571,977	353,222
IFB Ser. 05-87, Class SE, IO, 0.728s, 2035	80,033,580	1,700,162
IFB Ser. 04-54, Class SW, IO, 0.678s, 2033	4,371,768	88,335
Ser. 02-T18, IO, 0.524s, 2042	69,593,789	811,254
Ser. 02-W8, Class 1, IO, 0.365s, 2042	36,243,545	267,213
Ser. 363, Class 1, Principal Only (PO), zero %, 2035	26,744,847	18,211,341
Ser. 361, Class 1, PO, zero %, 2035	15,804,094	11,545,229
Ser. 04-38, Class AO, PO, zero %, 2034	2,748,446	1,923,912
Ser. 342, Class 1, PO, zero %, 2033	1,726,966	1,250,680
Ser. 02-82, Class TO, PO, zero %, 2032	1,354,636	1,000,954
Ser. 04-61, Class CO, PO, zero %, 2031	2,993,000	2,181,149
Ser. 99-51, Class N, PO, zero %, 2029	512,320	404,733
FRB Ser. 05-117, Class GF, zero %, 2036	1,654,947	1,576,072
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	2,997,339	3,108,624
Ser. T-58, Class 4A, 7 1/2s, 2043	56,313	58,153
Ser. T-42, Class A5, 7 1/2s, 2042	698,630	719,365
Ser. T-41, Class 3A, 7 1/2s, 2032	3,777,088	3,893,228
Ser. T-60, Class 1A2, 7s, 2044	13,458,754	13,766,098
Ser. T-57, Class 1AX, IO, 0.454s, 2043	20,884,419	199,864
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO,
1.408s, 2020	36,598,696	2,032,125
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	3,121,100	1,907,772
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,408,000	1,507,864
Freddie Mac
IFB Ser. 2771, Class SV, 7.015s, 2034	390,695	382,656
IFB Ser. 2963, Class SV, 7.125s, 2034	1,666,000	1,580,748
IFB Ser. 2763, Class SC, 7.125s, 2032	6,582,010	6,436,158
Ser. 3114, Class BL, IO, 7 1/2s, 2030	1,091,998	219,998
IFB Ser. 3081, Class DC, 5.001s, 2035	3,079,015	2,748,441
IFB Ser. 3114, Class GK, 5.925s, 2036	1,831,487	1,643,903
IFB Ser. 2996, Class SA, 5.036s, 2035	2,680,157	2,330,062
IFB Ser. 2979, Class AS, 4.588s, 2034	1,446,529	1,339,847
IFB Ser. 3072, Class SA, 4.441s, 2035	1,184,111	1,023,146
Ser. 2852, Class WI, IO, 5s, 2019	279,317	61,450
IFB Ser. 3072, Class SM, 4.111s, 2035	1,905,603	1,620,507
IFB Ser. 3072, Class SB, 3.965s, 2035	1,799,844	1,521,220
IFB Ser. 3065, Class DC, 3.754s, 2035	4,711,969	3,973,108
IFB Ser. 3050, Class SA, 3.453s, 2034	3,160,228	2,681,326
IFB Ser. 2828, Class GI, IO, 2.301s, 2034	537,160	46,405
IFB Ser. 2869, Class JS, IO, 2.051s, 2034	1,332,911	69,097
IFB Ser. 2882, Class SL, IO, 2.001s, 2034	280,742	18,150
IFB Ser. 2770, Class SH, IO, 1.901s, 2034	8,250,399	508,876
IFB Ser. 2828, Class TI, IO, 1.851s, 2030	4,563,091	251,683
Ser. 2852, Class VS, IO, 1.794s, 2034	863,005	20,496
IFB Ser. 3033, Class SF, IO, 1.601s, 2035	7,544,135	242,827
IFB Ser. 3028, Class ES, IO, 1.551s, 2035	22,705,623	1,261,569
IFB Ser. 3042, Class SP, IO, 1.551s, 2035	4,691,964	262,281
IFB Ser. 3045, Class DI, IO, 1.531s, 2035	45,580,853	1,725,239
IFB Ser. 3054, Class CS, IO, 1.501s, 2035	4,978,536	191,375
IFB Ser. 3107, Class DC, IO, 1.501s, 2035	20,734,534	1,143,346
IFB Ser. 3066, Class SI, IO, 1.501s, 2035	15,357,723	814,392
IFB Ser. 3031, Class BI, IO, 1.491s, 2035	4,838,166	274,881
IFB Ser. 3067, Class SI, IO, 1.451s, 2035	17,834,255	996,345
IFB Ser. 3114, Class TS, IO, 1.451s, 2030	34,601,981	1,284,955
IFB Ser. 3114, Class BI, IO, 1.451s, 2030	15,259,982	474,707
IFB Ser. 3174, Class BS, IO, 1.44s, 2036	12,318,700	426,191
IFB Ser. 3065, Class DI, IO, 1.421s, 2035	3,441,140	180,036
IFB Ser. 3081, Class DI, IO, 1.281s, 2035	3,920,407	171,364
IFB Ser. 3016, Class SP, IO, 0.911s, 2035	4,460,478	105,223
IFB Ser. 3016, Class SQ, IO, 0.911s, 2035	9,608,913	240,223
IFB Ser. 2937, Class SY, IO, 0.901s, 2035	4,762,071	124,052
IFB Ser. 2815, Class S, IO, 0.801s, 2032	9,901,914	209,485
Ser. 236, PO, zero %, 2036	4,538,815	3,248,162
Ser. 3045, Class DO, PO, zero %, 2035	3,470,841	2,584,397
Ser. 231, PO, zero %, 2035	36,664,122	25,364,662
Ser. 228, PO, zero %, 2035	19,734,670	14,170,787
Ser. 215, PO, zero %, 2031	619,635	506,678
Ser. 2235, PO, zero %, 2030	1,540,637	1,156,926
Ser. 2191, Class MO, PO, zero %, 2027	165,795	159,509
Ser. 1208, Class F, PO, zero %, 2022	519,305	413,599
FRB Ser. 3022, Class TC, zero %, 2035	916,057	1,122,456
FRB Ser. 2986, Class XT, zero %, 2035	541,536	605,167
FRB Ser. 3046, Class WF, zero %, 2035	1,272,149	1,283,661
FRB Ser. 3054, Class XF, zero %, 2034	522,086	560,673
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.786s, 2033	1,354,000	1,414,013
Ser. 00-1, Class G, 6.131s, 2033	4,588,975	3,991,333
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	4,134,628	4,116,828
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 3.473s, 2035	2,674,334	2,239,216
IFB Ser. 04-86, Class SW, IO, 1.483s, 2034	717,476	31,575
IFB Ser. 06-26, Class S, IO, 1.42s, 2036	1,089,000	44,458
IFB Ser. 05-65, Class SI, IO, 1.083s, 2035	12,140,868	398,490
IFB Ser. 05-68, Class SI, IO, 1.033s, 2035	42,431,334	1,499,616
IFB Ser. 06-14, Class S, IO, 0.983s, 2036	9,945,778	298,760
IFB Ser. 05-51, Class SJ, IO, 0.933s, 2035	12,632,983	407,932
IFB Ser. 05-68, Class S, IO, 0.933s, 2035	24,906,501	786,236
Ser. 99-31, Class MP, PO, zero %, 2029	56,494	46,080

Ser. 98-2, Class EA, PO, zero %, 2028		456,433	345,642
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.449s, 2015		1,843,461	1,853,830
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		1,960,723	1,790,824
Ser. 98-C4, Class J, 5.6s, 2035		3,535,000	3,076,335
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 03-LLFA, Class L, 9.109s, 2014		4,196,208	4,192,327
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		4,511,500	3,597,217
Ser. 04-1A, Class K, 5.45s, 2040		1,653,000	1,282,626
Ser. 04-1A, Class L, 5.45s, 2040		752,500	534,745
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.139s, 2028		23,789,121	1,069,583
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.05s, 2037		8,352,605	3,052,290
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		13,869,752	9,496,211
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.095s, 2030		2,378,284	2,422,927
Ser. 97-MC2, Class X, IO, 1.402s, 2012		16,225,021	138,172
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.7s,
2042 (United Kingdom)		973,000	972,636
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		880,000	815,197
Quick Star PLC FRB Ser. 1, Class D, 5.527s, 2011
(United Kingdom)	GBP	2,666,641	4,931,419
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015		$9,347,925	37,121
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		1,580,000	1,546,233
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		1,339,000	1,098,864
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		1,590,000	1,193,184
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		1,438,000	1,179,160
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		1,371,000	1,029,594
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 5.702s, 2014 (Ireland)	GBP	3,522,168	6,513,545
FRB Ser. 05-CT2A, Class E, 5.677s, 2014 (Ireland)	GBP	1,661,000	3,071,687
FRB Ser. 04-2A, Class D, 3.664s, 2014 (Ireland)	EUR	2,506,662	3,204,767
FRB Ser. 04-2A, Class C, 3.264s, 2014 (Ireland)	EUR	1,142,536	1,460,733
URSUS EPC 144A
FRB Ser. 1-A, Class D, 5.542s, 2012 (Ireland)	GBP	2,575,068	4,762,073
Ser. 1-A, Class X1, IO, 3s, 2012 (Ireland)	GBP	5,000	1,357,701
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.499s, 2018		$3,292,000	3,285,910

			$470,041,054
Total collateralized mortgage obligations (cost $494,363,525)

ASSET-BACKED SECURITIES (16.2%)(a)
		Principal amount	Value

Aegis Asset Backed Securities Trust 144A Ser. 04-2N,
Class N1, 4 1/2s, 2034		$11,700	$11,661
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012		2,384,014	2,380,199
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		1,770,000	1,646,100
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		2,906,000	2,874,687
Ser. 04-1A, Class E, 6.42s, 2039		1,768,000	1,699,746
Asset Backed Funding Corp. NIM Trust 144A Ser.
04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		9,599	9,586
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.967s, 2033		2,131,062	2,134,225
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.229s, 2011		3,310,000	3,372,450
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		186,620	185,454
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		34,275	34,275
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		71,407	71,407
Ser. 04-FR1, Class A1, 5s, 2034		1,512	1,512
Bear Stearns Asset Backed Securities, Inc.
Ser. 04-FR3, Class M6, 8.573s, 2034		1,703,000	1,700,871
FRB Ser. 06-HE2, Class M10, 7.573s, 2036		1,582,000	1,438,631
FRB Ser. 06-PC1, Class M9, 7.073s, 2035		885,000	717,956
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030		1,113,612	775,816
Ser. 00-A, Class A4, 8.29s, 2030		5,169,695	3,678,561
Ser. 99-B, Class A3, 7.18s, 2015		8,107,173	5,315,265
Ser. 99-B, Class A4, 7.3s, 2016		5,473,156	3,671,136
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		2,733,000	2,764,703
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		1,000,000	989,688
CARSS Finance Limited Partnership 144A FRB Ser. 04-A,
Class B2, 6.149s, 2011 (Cayman Islands)		269,900	270,412
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.549s, 2011 (Cayman Islands)		232,306	237,588
FRB Ser. 04-AA, Class B4, 10.699s, 2011 (Cayman
Islands)		313,094	327,298
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.449s, 2010		3,730,000	3,795,076
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		338,111	336,437
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		422,000	397,240
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.823s, 2035		1,384,000	1,150,828
FRB Ser. 05-HE4, Class M12, 7.373s, 2035		1,931,000	1,543,065
FRB Ser. 06-WMC1, Class M10, 8.823s, 2035		424,000	379,099
Conseco Finance Securitizations Corp.
Ser. 00-1, Class A5, 8.06s, 2031		4,206,000	3,598,180
Ser. 00-2, Class A4, 8.48s, 2030		548,609	545,926
Ser. 00-4, Class A4, 7.73s, 2031		4,293,636	4,033,785
Ser. 00-4, Class A5, 7.97s, 2032		1,762,000	1,397,983

Ser. 00-4, Class A6, 8.31s, 2032		26,321,000	22,158,535
Ser. 00-5, Class A7, 8.2s, 2032		492,000	415,986
Ser. 00-6, Class A5, 7.27s, 2032		722,000	651,051
Ser. 01-1, Class A5, 6.99s, 2032		15,259,000	13,756,777
Ser. 01-3, Class A3, 5.79s, 2033		43,573	43,494
Ser. 01-3, Class A4, 6.91s, 2033		23,474,000	21,933,143
Ser. 01-3, Class M2, 7.44s, 2033		983,512	88,516
Ser. 01-4, Class A4, 7.36s, 2033		2,000,000	1,917,548
Ser. 01-4, Class B1, 9.4s, 2033		120,273	601
Ser. 02-1, Class A, 6.681s, 2033		9,063,979	9,056,162
FRB Ser. 01-4, Class M1, 7.096s, 2033		2,391,000	908,580
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.437s, 2007		4,668,000	4,738,020
Countrywide Alternative Loan Trust Ser. 06-OA10,
Class XBI, IO, zero %, 2046		25,022,000	1,309,745
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		440,166	439,118
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		228,187	223,594
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.304s, 2035		896,513	882,925
Ser. 05-2, Class 2X, IO, 1.16s, 2035		49,951,380	1,084,884
Ser. 06-0A5, Class X, IO, 1.167s, 2046		23,485,644	1,152,264
Countrywide Home Loans 144A Ser. 03-R4, Class 1A, PO,
zero %, 2034		67,943	53,081
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		3,427,000	3,233,683
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		610,000	613,113
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.619s, 2039		13,100,002	13,282,174
First Franklin Mortgage Loan NIM Trust 144A Ser.
04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		36,668	36,619
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.288s,
2038 (Cayman Islands)		1,229,000	1,240,184
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		212,226	211,256
Ser. 04-3, Class B, 7 1/2s, 2034		321,141	297,857
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)		1,471,000	1,445,258
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 7.323s,
2037 (Cayman Islands)		614,000	637,393
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012		3,514,000	3,440,948
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 6.38s, 2042 (United Kingdom)		3,300,000	3,315,127
FRB Ser. 02-2, Class 1C, 6.33s, 2043 (United Kingdom)		370,000	373,121
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	10,080,000	13,320,293
FRB Ser. 03-2, Class 3C, 6.18s, 2043 (United Kingdom)	GBP	7,560,000	14,373,566
Green Tree Financial Corp.
Ser. 93-1, Class B, 8.45s, 2018		$3,818,099	3,634,582
Ser. 94-4, Class B2, 8.6s, 2019		2,720,781	1,982,783
Ser. 94-6, Class B2, 9s, 2020		6,495,625	5,617,696
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	2,697,796
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	2,183,528
Ser. 95-F, Class B2, 7.1s, 2021		769,924	771,368
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	2,474,015
Ser. 99-3, Class A5, 6.16s, 2031		266,896	268,564
Ser. 99-3, Class A7, 6.74s, 2031		3,957,000	3,723,952
Ser. 99-5, Class A5, 7.86s, 2030		30,084,000	25,992,778
Green Tree Home Improvement Loan Trust Ser. 95-D,
Class B2, 7.45s, 2025		603,509	570,742
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		14,751,205	13,405,586
Ser. 99-5, Class A4, 7.59s, 2028		466,643	470,386
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		3,004,645	2,988,780
GSAMP Trust 144A
Ser. 04-NIM1, Class N2, zero %, 2034		2,515,828	1,852,907
Ser. 04-NIM2, Class N, 4 7/8s, 2034		1,232,420	1,227,120
GSMPS Mortgage Loan Trust 144A
Ser. 01-2, IO, 0.189s, 2032		1,664,361	9,171
Ser. 05-RP1, Class 1AS, IO, 1.148s, 2035 ##		96,315,129	2,227,287
Ser. 06-RP1, Class 1AS, IO, 0.868s, 2036 ##		1,153,046	19,998
Guggenheim Structured Real Estate Funding, Ltd. FRB
Ser. 05-1A, Class E, 7.123s, 2030 (Cayman Islands)		2,377,000	2,377,000
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.323s, 2030 (Cayman Islands)		2,453,000	2,470,416
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035		1,656,296	1,599,913
Holmes Financing PLC
FRB Ser. 4, Class 3C, 6.368s, 2040 (United Kingdom)		2,320,000	2,320,216
FRB Ser. 8, Class 2C, 5.788s, 2040 (United Kingdom)		1,938,000	1,941,488
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.573s, 2035		690,000	582,489
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 8.073s, 2037 (Cayman
Islands)		7,500,000	7,500,000
FRB Ser. 03-1A, Class EFL, 8.302s, 2036 (Cayman
Islands)		11,120,000	11,800,233
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		8,488,446	190,990
Ser. 04-3, Class S2, IO, 4 1/2s, 2006		3,796,556	85,423
FRB Ser. 06-2, Class M10, 7.823s, 2036		1,478,000	1,228,588
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.823s, 2036		1,478,000	1,149,145
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
5.43s, 2039 (United Kingdom)	GBP	6,500,000	12,020,450
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.573s, 2032		$6,357,565	4,450,296
MASTR Adjustable Rate Mortgages Trust Ser. 04-13,
Class 3A6, 3.786s, 2034		579,000	547,778
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)		821,881	821,881
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		64,647	64,298
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.379s, 2010		3,730,000	3,799,626

Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034		28,752	28,356
FRB Ser. 05-A9, Class 3A1, 5.298s, 2035		1,163,358	1,146,089
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		77,243	76,350
Ser. 04-WM2N, Class N1, 4 1/2s, 2034		7,825	7,764
Ser. 04-WM3N, Class N1, 4 1/2s, 2035		9,329	9,177
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		1,229,642	1,190,110
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.523s, 2034		1,597,000	1,621,969
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011		77,941	77,480
Ser. 04-HB2, Class E, 5s, 2012		1,210,899	1,188,208
Morgan Stanley Dean Witter Capital I FRB Ser. 01-NC3,
Class B1, 8.998s, 2031		744,540	394,606
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.412s, 2035		11,706,610	11,634,356
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A,
Class C1A, 8.22s, 2038 (Cayman Islands)		2,000,000	2,043,000
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012		1,004,592	970,342
Ser. 05-A, Class C, 4.84s, 2014		1,092,901	1,067,417
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 94, 1.686s, 2013
(Cayman Islands) (F) (g)		4,330,907	4,651,489
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)		2,028,770	738,574
limited recourse sec. notes Ser. 96, 1.458s, 2013
(Cayman Islands) (F) (g)		20,169,472	4,113,060
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)		2,649,208	8,858,159
Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A1, 5.16s, 2012		860,640	415,983
Ser. 01-C, Class A2, 5.92s, 2017		9,605,362	5,032,499
Ser. 01-D, Class A4, 6.93s, 2031		190,174	133,216
Ser. 01-E, Class A2, 5.05s, 2019		7,568,088	5,747,287
Ser. 02-A, Class A2, 5.01s, 2020		624,329	473,720
Ser. 02-B, Class A4, 7.09s, 2032		3,244,000	2,812,730
Ser. 02-C, Class A1, 5.41s, 2032		13,103,878	10,998,058
Ser. 99-B, Class A4, 6.99s, 2026		9,408,414	8,105,411
Ser. 99-D, Class A1, 7.84s, 2029		8,339,618	7,216,638
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		888,691	772,869
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.664s, 2018 (Ireland)		5,793,000	6,134,787
FRB Ser. 05-A, Class E, 9.764s, 2012 (Ireland)		1,317,000	1,316,342
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.823s, 2035		1,809,000	1,588,387
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10, 7.823s, 2034		863,000	788,832
FRB Ser. 05-WCW2, Class M11, 7.823s, 2035		712,000	548,240
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		774,000	762,677
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.45s, 2042 (United Kingdom)		3,300,000	3,339,498
FRB Ser. 6, Class 3C, 5.4s, 2042 (United Kingdom)	GBP	6,492,000	12,005,656
Providian Gateway Master Trust FRB Ser. 04-EA,
Class E, 8.199s, 2011		$6,550,000	6,664,625
Providian Gateway Master Trust 144A FRB Ser. 04-BA,
Class D, 6.599s, 2010		220,000	220,083
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034		402,625	400,863
FRB Ser. 05-KS10, Class B, 8.073s, 2035		1,523,000	1,344,626
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.433s, 2038 (United Kingdom)	GBP	950,000	1,747,348
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$657,219	656,705
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		415,971	236,397
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		123,233	83,650
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		92,815	66,196
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		60,872	36,986
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		151,053	109,966
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		55,236	8,838
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		84,797	10,176
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		491,904	103,300
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		495,760	493,876
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		31,894	31,852
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		78,300	17,226
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		84,000	83,757
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		1,883,265	225,992
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)		768,321	762,950
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)		68,969	67,935
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.823s, 2036		1,086,000	940,781
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.36s,
2038 (Cayman Islands)		2,070,000	2,071,863
Structured Asset Investment Loan Trust 144A
FRB Ser. 05-HE3, Class M11, 7.823s, 2035		2,060,000	1,669,682
FRB Ser. 06-BNC2, Class B1, 7.823s, 2036		1,686,000	1,500,731
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.575s, 2015		11,072,403	11,068,949
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		390,029	40,648
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		3,688,000	3,663,888
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)		2,403,000	2,338,429
Wells Fargo Home Equity Trust 144A Ser. 04-2,
Class N2, 8s, 2034 (Cayman Islands)		828,407	828,516
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		92,084,010	1,881,276
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6s, 2044 (United Kingdom)		3,645,000	3,644,089

Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	1,304,511	1,293,776

		$469,516,042
Total asset-backed securities (cost $473,634,565)

SENIOR LOANS (8.1%)(a)(c)
	Principal amount	Value

Basic Materials (0.7%)
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.161s, 2013	$3,890,250	$3,881,742
Hercules, Inc. bank term loan FRN Ser. B, 6.526s, 2010	3,122,829	3,123,610
Innophos, Inc. bank term loan FRN 7.27s, 2010	1,712,559	1,713,629
Nalco Co. bank term loan FRN Ser. B, 6.912s, 2010	1,804,993	1,802,285
Novelis, Inc. bank term loan FRN 7.38s, 2012	168,204	168,414
Novelis, Inc. bank term loan FRN Ser. B, 7.38s, 2012	292,144	292,509
PQ Corp. bank term loan FRN Ser. B, 7s, 2012	1,580,000	1,580,000
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.126s, 2012	4,950,000	4,954,811
Smurfit-Stone Container Corp. bank term loan FRN
4.94s, 2010	271,070	271,974
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7.52s, 2011	1,788,834	1,794,796
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7.459s, 2011	606,851	608,873
St. Mary's Cement Corp. bank term loan FRN 6.979s, 2009	975,000	982,313
		21,174,956

Capital Goods (0.8%)
AGCO Corp. bank term loan FRN 6.729s, 2008	1,354,750	1,360,677
Allied Waste Industries, Inc. bank term loan FRN Ser.
A, 4.88s, 2012	524,769	521,966
Allied Waste Industries, Inc. bank term loan FRN Ser.
B, 6.759s, 2012	1,349,028	1,341,669
Communications & Power Industries bank term loan FRN
7.487s, 2010	1,105,801	1,107,874
Enersys Capital, Inc. bank term loan FRN Ser. B,
7.228s, 2011	1,483,021	1,483,021
Graham Packaging Corp. bank term loan FRN Ser. B,
7.213s, 2011	987,469	988,209
Hexcel Corp. bank term loan FRN Ser. B, 6.813s, 2012	3,789,868	3,791,449
Invensys, PLC bank term loan FRN Ser. B-1, 8.501s,
2009 (United Kingdom)	228,098	228,098
Mueller Group, Inc. bank term loan FRN Ser. B, 7.364s,
2012	3,174,965	3,187,439
Roper Industries, Inc. bank term loan FRN Ser. A,
6.06s, 2009	2,610,537	2,604,011
Terex Corp. bank term loan FRN 7.059s, 2009	1,230,948	1,230,948
Terex Corp. bank term loan FRN Ser. C, 7.559s, 2009	3,121,641	3,137,250
Transdigm, Inc. bank term loan FRN 7s, 2013	1,050,000	1,050,000
		22,032,611

Communication Services (0.8%)
Consolidated Communications Holdings bank term loan
FRN Ser. D, 6.78s, 2011	3,742,644	3,728,609
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 6 3/4s, 2012	2,500,000	2,489,375
Hawaiian Telecom Communications bank term loan FRN
Ser. B, 7.23s, 2012	997,778	1,000,628
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 6
3/4s, 2011 (Bermuda)	3,833,786	3,832,187
Level 3 Communications, Inc. bank term loan FRN 8s,
2011	1,200,000	1,198,500
PanAmSat Corp. bank term loan FRN Ser. B1, 7.184s, 2010	2,248,655	2,248,093
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
6.73s, 2012	2,523,499	2,523,499
Valor Telecommunications Enterprises LLC/Finance Corp.
bank term loan FRN Ser. B, 6.753s, 2012	4,543,333	4,541,439
Windstream Corp. bank term loan FRN Ser. B, 5 3/4s,
2013	1,162,000	1,164,420
		22,726,750

Consumer Cyclicals (1.6%)
Adams Outdoor Advertising, LP bank term loan FRN
6.846s, 2012	722,060	723,564
Affinion Group, Inc. bank term loan FRN Ser. B,
7.925s, 2013	4,208,195	4,222,663
Boise Cascade Corp. bank term loan FRN Ser. D, 6 3/4s,
2011	1,198,257	1,199,483
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7.715s, 2012	1,247,478	1,251,117
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.954s, 2010	1,295,000	1,299,047
Landsource, Inc. bank term loan FRN Ser. B, 7.688s,
2010	1,650,000	1,652,063
Maguire Properties, Inc. bank term loan FRN Ser. B,
7.108s, 2010 (R)	2,383,780	2,393,465
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.77s, 2013	2,136,076	2,148,091
Nortek Holdings, Inc. bank term loan FRN Ser. B,
6.69s, 2011	1,466,119	1,463,370
Penn National Gaming, Inc. bank term loan FRN Ser. B,
6.899s, 2012	1,091,750	1,094,024
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.38s, 2013	895,500	883,411
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
A-3, 6.319s, 2009	580,964	575,880
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
D, 6.683s, 2011	2,823,080	2,807,957
Raycom Media, Inc. bank term loan FRN Ser. B, 6 1/2s,
2013	1,840,394	1,826,591

Sealy Corp. bank term loan FRN Ser. D, 7.098s, 2012	1,261,357	1,261,751
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.671s, 2013	950,000	941,688
Sun Media Corp. bank term loan FRN Ser. B, 7.126s,
2009 (Canada)	381,423	380,788
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 8.034s, 2012	1,116,563	1,124,239
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. DD, 5.62s, 2012 (U)	1,119,375	1,127,071
TRW Automotive, Inc. bank term loan FRN Ser. B, 6
1/4s, 2010	3,838,598	3,830,068
TRW Automotive, Inc. bank term loan FRN Ser. B2,
6.813s, 2010	608,475	608,475
TRW Automotive, Inc. bank term loan FRN Ser. E, 6
3/4s, 2010	1,481,250	1,478,658
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
6.73s, 2011	6,571,282	6,571,282
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 6.73s, 2011	1,354,904	1,354,904
Veterinary Centers of America, Inc. bank term loan FRN
Ser. B, 6 5/8s, 2011	709,701	709,701
Visant Holding Corp. bank term loan FRN Ser. C,
7.318s, 2010	3,595,348	3,605,835
William Carter Holdings Co. (The) bank term loan FRN
Ser. B, 6.703s, 2012	630,230	628,917
		47,164,103

Consumer Staples (2.2%)
AMC Entertainment, Inc. bank term loan FRN Ser. B,
7.216s, 2013	845,750	847,864
Ashtead Group PLC bank term loan FRN Ser. B, 6.938s,
2009 (United Kingdom)	2,376,000	2,376,000
Avis Budget Car Rental bank term loan FRN Ser. B,
6.35s, 2012	1,650,000	1,636,181
Brand Services, Inc. bank term loan FRN 7.383s, 2009	550,000	550,000
Burger King Corp. bank term loan FRN Ser. B-1, 6 1/2s,
2013	793,919	792,058
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.53s, 2013	1,645,875	1,594,736
Cablevision Systems Corp. bank term loan FRN Ser. B,
6.886s, 2013	4,937,625	4,910,364
CBRL Group, Inc. bank term loan FRN Ser. B, 6.63s, 2013	702,345	699,360
CBRL Group, Inc. bank term loan FRN Ser. DD, 5 3/4s,
2007 (U)	97,655	97,350
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.379s, 2013	1,500,000	1,490,357
Century Cable Holdings bank term loan FRN 10 1/4s, 2009	6,280,000	6,001,884
Charter Communications bank term loan FRN Ser. B,
7.755s, 2013	2,243,459	2,246,760
Cinemark, Inc. bank term loan FRN Ser. C, 6.895s, 2011	2,791,784	2,789,168
Constellation Brands, Inc. bank term loan FRN Ser. B,
6.786s, 2013	583,209	584,563
DirecTV Holdings, LLC bank term loan FRN Ser. B,
6.794s, 2013	3,066,667	3,064,538
Gray Television, Inc. bank term loan FRN Ser. B,
6.49s, 2012	990,013	989,394
Insight Midwest, LP/Insight Capital, Inc. bank term
loan FRN 7s, 2009	1,647,750	1,646,892
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 7
5/8s, 2011 (Canada)	2,473,732	2,475,107
Mediacom Communications Corp. bank term loan FRN Ser.
C, 6.921s, 2015	2,221,875	2,213,145
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.38s, 2015	540,000	537,525
MGM Studios, Inc. bank term loan FRN Ser. B, 7.229s,
2011	4,389,000	4,406,955
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	4,085,000	3,901,812
Pinnacle Foods Holding Corp. bank term loan FRN
6.986s, 2010	1,922,883	1,923,364
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.236s, 2011	1,969,773	1,976,339
Regal Cinemas, Inc. bank term loan FRN Ser. B, 7s, 2010	2,053,617	2,050,115
Reynolds American, Inc. bank term loan FRN Ser. B,
7.256s, 2012	1,100,000	1,102,922
Six Flags, Inc. bank term loan FRN Ser. B, 7.317s, 2009	2,980,942	2,992,654
Universal City Development bank term loan FRN Ser. B,
7.12s, 2011	4,003,189	4,000,687
Warner Music Group bank term loan FRN Ser. B, 7.222s,
2011	1,911,533	1,913,125
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.734s, 2012	1,047,355	1,043,428
		62,854,647

Energy (0.2%)
CR Gas Storage bank term loan FRN 8 3/4s, 2013	266,667	265,833
CR Gas Storage bank term loan FRN 8 3/4s, 2013	280,000	279,125
CR Gas Storage bank term loan FRN Ser. DD, 6 3/4s,
2013 (U)	186,667	186,083
CR Gas Storage bank term loan FRN Ser. B, 8 3/4s, 2013	1,466,667	1,462,083
Dresser, Inc. bank term loan FRN 8.65s, 2010	1,230,000	1,251,536
Dresser, Inc. bank term loan FRN Ser. C, 7.6s, 2009	140,488	142,186
Dresser-Rand Group, Inc. bank term loan FRN Ser. B,
6.923s, 2011	667,233	671,570
Meg Energy Corp. bank term loan FRN 7s, 2013 (Canada)	498,750	499,997
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	500,000	499,018
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.48s, 2012 (Norway)	547,250	548,789
Universal Compression, Inc. bank term loan FRN Ser. B,
6.48s, 2012	1,470,442	1,475,956
		7,282,176

Financial (0.4%)
Ameritrade Holding Corp. bank term loan FRN Ser. B,
6.6s, 2013		2,486,744	2,479,905
Capital Automotive bank term loan FRN 6.86s, 2010 (R)		5,649,721	5,635,597
Fidelity National Information Solutions bank term loan
FRN Ser. B, 6.92s, 2013		3,197,542	3,193,794
Nasdaq Stock Market, Inc. (The) bank term loan FRN
Ser. B, 6.969s, 2012		1,169,428	1,167,381
Nasdaq Stock Market, Inc. (The) bank term loan FRN
Ser. C, 6.974s, 2012		678,875	677,857
			13,154,534

Health Care (0.7%)
Alderwoods Group, Inc. bank term loan FRN 7.082s, 2009		503,913	503,913
Community Health Systems, Inc. bank term loan FRN Ser.
B, 6.97s, 2011		2,354,317	2,355,579
DaVita, Inc. bank term loan FRN Ser. B, 6.992s, 2012		1,703,915	1,705,867
Fresenius Medical Care AG & Co. KGaA bank term loan
FRN Ser. B, 6.384s, 2013 (Germany)		407,000	402,739
Healthsouth Corp. bank term loan FRN Ser. B, 8.52s,
2013		5,550,000	5,546,037
IASIS Healthcare Corp. bank term loan FRN Ser. B,
7.264s, 2011		1,184,887	1,190,071
Kinetic Concepts, Inc. bank term loan FRN Ser. B,
6.73s, 2011		853,296	857,918
LifePoint, Inc. bank term loan FRN Ser. B, 6.905s, 2012		4,294,865	4,285,919
Stewart Enterprises, Inc. bank term loan FRN Ser. B,
6.826s, 2011		563,832	563,832
Vanguard Health Systems bank term loan FRN 6.95s, 2011		990,025	993,325
VWR International, Inc. bank term loan FRN Ser. B,
7.34s, 2011		1,812,519	1,812,520
			20,217,720

Technology (0.4%)
AMI Semiconductor, Inc. bank term loan FRN 6.581s, 2012		3,950,034	3,951,682
Extensity, Inc. bank term loan FRN Ser. B, 7.668s, 2011		150,000	149,719
JDA Software Group, Inc. bank term loan FRN Ser. B, 7
1/4s, 2013		300,000	300,000
Nortel Networks, Inc. bank term loan FRN Ser. A, 7
1/8s, 2007 (Canada)		1,000,000	997,500
ON Semiconductor Corp. bank term loan FRN Ser. BH,
7.23s, 2011		1,975,035	1,971,332
UGS Corp. bank term loan FRN Ser. C, 7.09s, 2012		3,565,435	3,556,521
			10,926,754

Transportation (0.1%)
United Airlines bank term loan FRN Ser. B, 8 5/8s, 2012		1,531,250	1,545,605
United Airlines bank term loan FRN Ser. DD, 8 7/8s,
2012		218,750	220,801
			1,766,406

Utilities & Power (0.2%)
El Paso Corp. bank term loan FRN 4.729s, 2009		725,000	728,222
El Paso Corp. bank term loan FRN Ser. B, 7 3/4s, 2009		2,398,009	2,411,663
NRG Energy, Inc. bank term loan FRN Ser. B, 7.23s, 2013		3,171,053	3,172,854
			6,312,739

			$235,613,396
Total senior loans (cost $236,884,253)

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (1.5%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates 5 1/2s, May 1, 2020		$465,746	$457,250
Federal National Mortgage Association Pass-Through
Certificates
8s, April 1, 2027		3,175	3,383
7s, with due dates from July 1, 2031 to April 1, 2034		44,676	45,808
6 1/2s, with due dates from October 1, 2034 to
February 1, 2035		19,816	19,962
6 1/2s, November 1, 2017		33,026	33,444
5 1/2s, April 1, 2036		445,539	427,805
5 1/2s, with due dates from January 1, 2009 to
February 1, 2021		5,316,425	5,225,557
5 1/2s, TBA, July 1, 2036		11,100,000	10,656,867
5s, April 1, 2021		19,734	19,001
5s, TBA, July 1, 2021		14,100,000	13,576,757
4 1/2s, with due dates from October 1, 2020 to
October 1, 2035		14,358,519	13,058,393
4s, with due dates from May 1, 2019 to
September 1, 2020		969,938	897,299

			$44,421,526
Total U.S. government agency mortgage obligations (cost $44,968,187)

U.S. TREASURY OBLIGATIONS (7.3%)(a)
		Principal amount	Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030		$79,772,000	$90,354,250
6 1/4s, August 15, 2023		77,090,000	85,039,906
U.S. Treasury Strip zero %, November 15, 2024		98,235,000	37,143,380

			$212,537,536
Total U.S. treasury obligations (cost $209,727,839)

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
		Expiration date/strike
	Contract amount	price	Value

Option on an interest rate swap with Citibank, N.A.
London for the right to pay a fixed rate of 4.55%
versus the six month EUR-EURIBOR-Telerate maturing on
June 8, 2016.	EUR	106,030,000	Jun-11/$4.555	$2,792,523
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate of 4.55%
versus the six month EUR-EURIBOR-Telerate maturing on
June 8, 2016.	EUR	106,030,000	Jun-11/$4.555	2,684,075
Option on an interest rate swap with Lehman Brothers
for the obligation to right to receive a fixed rate
of 4.545% versus the six month EUR-EURIBOR-Telerate
maturing on June 9, 2016.	EUR	106,030,000	Jun-11/$4.545	2,629,851
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 4.545% semi-annually versus the six month
USD-LIBOR-BBA maturing June 9, 2016.	EUR	106,030,000	Jun-11/$4.545	2,833,191

				10,939,640
Total purchased options outstanding (cost $11,077,620)

SHORT-TERM INVESTMENTS (3.0%)(a)
			Principal amount/shares	Value

Putnam Prime Money Market Fund (e)			79,588,382	$79,588,382
U.S. Treasury Bills for an effective yield of 4.708%,
August 17, 2006 (SEG)			$400,000	397,545
U.S. Treasury Bills for an effective yield of 4.700%,
August 17, 2006 (SEG)			5,599,000	5,564,641
U.S. Treasury Bills for an effective yield of 4.700%,
August 17, 2006 (SEG)			539,000	535,692
U.S. Treasury Bills for an effective yield of 4.700%,
August 17, 2006 (SEG)			80,000	79,509

				$86,165,769
Total short-term investments (cost $86,165,769)

TOTAL INVESTMENTS

				$2,867,529,547
Total investments (cost $2,886,347,864)(b)

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06 (aggregate face value $356,555,651) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$69,753,708	$70,262,271	7/19/06	$(508,563)
British Pound	39,067,271	38,929,127	9/20/06	138,144
Canadian Dollar	85,308,166	85,068,329	7/19/06	239,837
Czechoslovak Koruna	7,436,304	7,420,282	9/20/06	16,022
Danish Krone	6,721,331	6,808,236	9/20/06	(86,905)
Euro	31,612,668	31,140,766	9/20/06	471,902
Japanese Yen	20,319,421	20,336,165	8/16/06	(16,744)
Korean Won	17,756,064	18,103,871	8/16/06	(347,807)
Malaysian Ringgit	7,397,996	7,375,041	8/16/06	22,955
Norwegian Krone	43,587,585	44,600,893	9/20/06	(1,013,308)
Polish Zloty	11,563,065	11,750,168	9/20/06	(187,103)
Slovakian Koruna	7,388,527	7,391,619	9/20/06	(3,092)
Swedish Krona	36,360	35,666	9/20/06	694
Thai Baht	7,381,054	7,333,217	8/16/06	47,837

Total				$(1,226,131)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06 (aggregate face value $738,308,179) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$82,388,290	$83,708,213	7/19/06	$1,319,923
British Pound	78,514,963	78,648,200	9/20/06	133,237
Canadian Dollar	31,390,790	30,881,308	7/19/06	(509,482)
Euro	227,490,554	229,707,098	9/20/06	2,216,544
Japanese Yen	180,690,633	180,132,554	8/16/06	(558,079)
New Zealand Dollar	119,072	118,295	7/19/06	(777)
Norwegian Krone	7,396,774	7,281,638	9/20/06	(115,136)
Swedish Krona	78,149,124	77,976,889	9/20/06	(172,235)
Swiss Franc	50,256,976	49,853,984	9/20/06	(402,992)

Total				$1,911,003

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Goverment Bond 10 yr (Long)	53	$5,259,480	Sep-06	$(90,312)
Euro 90 day (Long)	907	214,097,350	Sep-06	(1,223,687)
Euro 90 day (Short)	256	60,441,600	Mar-07	149,704
Euro-Bobl 5 yr (Short)	30	4,184,912	Sep-06	698
Euro-Bund 10 yr (Short)	80	11,794,924	Sep-06	50,890
Euro-Schatz 2 yr (Long)	94	12,497,408	Sep-06	(16,531)
Japanese Government Bond 10 yr (Long)	183	210,778,215	Sep-06	162,009
U.K. Gilt 10 yr (Long)	208	41,888,876	Sep-06	(489,172)
U.S. Treasury Bond 20 yr (Long)	671	71,566,344	Sep-06	(222,381)
U.S. Treasury Note 10 yr (Short)	1363	142,923,328	Sep-06	1,005,918
U.S. Treasury Note 5 yr (Short)	1449	149,835,656	Sep-06	841,072
U.S. Treasury Note 2 yr (Short)	2380	482,619,375	Sep-06	1,740,661

Total				$1,908,869

WRITTEN OPTIONS OUTSTANDING at 6/30/06 (premiums received $2,178,226) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of
0.60% versus the six month JPY-LIBOR maturing on January 31, 2008.	JPY	73,373,200,000	Jan-07/JPY 0.60	$2,834,787
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of
1.165% versus the one year JPY-LIBOR maturing on April 3, 2008.	JPY	59,657,639,000	Mar-07/JPY 1.165	1,212,986

Total				$4,047,773

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(365,544)

	42,000,000	1/27/14	4.35%	3 month USD-LIBOR-BBA	3,043,093

Citibank, N.A.
NOK	284,790,000	7/14/10	6 month NOK-NIBOR-NIBR	3.40%	(859,289)

EUR	36,276,000	7/14/10	2.7515%	6 month EUR-EURIBOR-Telerate	1,460,996

CAD	60,140,000	5/10/16	4.884%	3 month CAD-BA-CDOR	773,437

JPY	12,904,000,000	4/26/11	6 month JPY-LIBOR-BBA	1.56125%	348,788

JPY	5,400,000,000	4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(433,761)

JPY	24,459,632,000	4/3/08	1 year JPY-LIBOR-BBA	1.165%	85,598

EUR	92,670,000	4/26/11	3.8345%	6 month EUR-EURIBOR-Telerate	784,284

JPY	1,700,000,000	4/21/36	6 month JPY-LIBOR-BBA	2.775%	241,737

EUR	14,140,000	7/22/10	2.825%	6 month EUR-EURIBOR-Telerate	517,228

NOK	115,000,000	7/22/10	6 month NOK-NIBOR-NIBR	3.52%	(255,679)

JPY	6,200,000,000	2/10/16	6 month JPY-LIBOR-BBA	1.755%	(1,342,548)

Credit Suisse First Boston International
	$42,918,600	7/9/14	4.945%	3 month USD-LIBOR-BBA	1,542,667

	37,886,000	7/9/06	3 month USD-LIBOR-BBA	2.931%	75,148

Credit Suisse International
GBP	6,726,000	4/3/36	GBP 16,944,346 at maturity	6 month USD-LIBOR-BBA	708,870

Deutsche Bank AG
	$21,693,259	8/2/22	3 month USD-LIBOR-BBA	5.7756%	284,905

	24,344,349	8/2/32	5.86%	3 month USD-LIBOR-BBA	(536,857)

Goldman Sachs Capital Markets, L.P.
	21,693,259	8/12/22	3 month USD-LIBOR-BBA	5.601%	(130,425)

	24,344,349	8/12/32	5.689%	3 month USD-LIBOR-BBA	42,965

	43,565,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	906,279

	48,888,992	8/1/32	5.919%	3 month USD-LIBOR-BBA	(1,483,353)

HSBC Bank USA, National Associates
CAD	245,413,000	2/16/08	3 month CAD-BA-CDOR	4.20%	431,841

CAD	58,644,000	2/16/16	4.5875%	3 month CAD-BA-CDOR	1,377,585

JPMorgan Chase Bank, N.A.
	$316,231,000	5/4/08	3 month USD-LIBOR-BBA	5.37%	(1,324,274)

	102,399,000	5/4/16	5.62375%	3 month USD-LIBOR-BBA	720,470

GBP	116,956,000	6/30/08	5.095%	6 month GBP-LIBOR-BBA	--

JPY	21,270,000,000	6/6/13	1.83%	6 month JPY-LIBOR-BBA	140,868

	$49,000,000	5/10/35	5.062%	3 month USD-LIBOR-BBA	5,119,136

	113,000,000	5/10/15	3 month USD-LIBOR-BBA	4.687%	(8,064,066)

	210,000,000	5/10/07	4.062%	3 month USD-LIBOR-BBA	3,097,255

Lehman Brothers Special Financing, Inc.
JPY	12,649,000,000	10/21/15	1.61%	6 month JPY-LIBOR-BBA	4,139,046

	$42,000,000	1/26/14	4.3375%	3 month USD-LIBOR-BBA	3,077,273

	68,727,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(4,350,956)

GBP	6,285,000	3/15/36	15,214,937.50 GBP at maturity	6 month GBP-LIBOR-BBA	993,065

	$21,693,259	8/2/22	3 month USD-LIBOR-BBA	5.7756%	284,905

	21,082,941	8/2/12	5.152%	3 month USD-LIBOR-BBA	286,469

	35,000,000	7/23/12	3 month USD-LIBOR-BBA	5.114%	(531,638)

Merrill Lynch Capital Services, Inc.
EUR	22,000,000	7/26/10	2.801%	6 month EUR-EURIBOR-Telerate	833,439

NOK	174,700,000	7/26/10	6 month NOK-NIBOR-NIBR	3.54%	(376,033)

EUR	337,100,000	2/19/07	2.5645%	6 month EUR-EURIBOR-Telerate	2,388,780

JPY	16,380,000,000	12/15/07	0.7411%	6 month JPY-LIBOR-BBA	34,950

	$37,600,000	11/22/16	4.1735%	3 month U.S. Bond Market Association	20,327
				Municipal Swap Index

	26,300,000	11/22/16	3 month USD-LIBOR-BBA	5.711%	(59,175)

	21,082,941	8/13/12	4.94%	3 month USD-LIBOR-BBA	536,478

	21,693,259	8/12/22	3 month USD-LIBOR-BBA	5.601%	(130,426)

	43,565,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	906,279

	42,339,343	8/1/12	5.204%	3 month USD-LIBOR-BBA	447,862

Morgan Stanley Capital Services, Inc.
	15,000,000	5/17/12	3 month USD-LIBOR-BBA	5.7775%	95,222

	2,000,000	10/2/10	6.94%	3 month USD-LIBOR-BBA	(105,802)

Total					$15,397,419

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
75,621,000	4/26/11	2.14%	French Non-revised Consumer	$(135,355)
			Price Index excluding tobacco
EUR

75,621,000	4/26/11	(2.15%)	Euro Non-revised Consumer	599,424
			Price Index excluding tobacco
EUR

6,726,000	4/3/36	3.1225%	GBP Non-revised Retail Price	122,164
GBP			Index

Goldman Sachs International
$ 6,497,000	9/15/11		Ford Credit Auto Owner Trust	(56,013)
		(678 bp 1 month USD-LIBOR)	Series 2005-B Class D

JPMorgan Chase Bank, N.A.
47,968,000	6/16/14	(2.245%)	Euro Non-revised Consumer	(325,134)
			Price Index excluding tobacco
EUR

47,968,000	6/16/14	(2.275%)	Euro Non-revised Consumer	220,612
			Price Index excluding tobacco
EUR

Lehman Brothers Special Financing, Inc.
6,285,000	3/15/36	1,498,412 GBP at maturity	GBP Non-revised Retail Price	22,084
GBP			Index

Total				$447,782

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 3 Index	$129,315	$6,240,000	6/20/10	360 bp	$366,685

DJ CDX NA HY Series 4 Index	271,706	12,480,000	6/20/10	360 bp	746,445

DJ CDX NA HY Series 4 Index	(99,806)	29,952,000	6/20/10	(360 bp)	(1,239,180)

DJ CDX NA HY Series 4 Index	(66,575)	14,976,000	6/20/10	(360 bp)	(636,262)

DJ CDX NA HY Series 6 Index	262,500	30,000,000	6/20/11	(345 bp)	55,075

L-3 Communications Corp. 7 5/8s, 2012	--	2,570,000	9/20/11	(111 bp)	(2,000)

L-3 Communications Corp. 7 5/8s, 2012	--	1,030,000	6/20/11	(101 bp)	1,569

Citibank, N.A.
DJ CDX NA HY Series 6 Index	2,350	1,880,250	6/20/11	(345 bp)	(10,650)

DJ CDX NA HY Series 6 Index	15,251	938,500	6/20/11	(345 bp)	8,761

DJ CDX NA HY Series 6 Index 25-35% tranche	--	7,521,000	6/20/11	80 bp	(12,242)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	3,754,000	6/20/11	74 bp	(18,146)

Citigroup Financial Products, Inc.
DJ CDX NA IG Series 4 Index 3-7% tranche	--	15,961,000	6/20/15	(677.5 bp)	1,508,509

CreditSuisse First Boston International
Republic of Argentina, 8.28s, 2033	--	5,135,000	7/20/09	(214 bp)	(50,830)

Deutsche Bank AG
Republic of Indonesia, 6.75s, 2014	--	2,130,000	9/20/16	294 bp	182

Republic of Indonesia, 6.75s, 2014	--	2,130,000	9/20/16	292 bp	(2,553)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 3 Index	84,055	6,240,000	6/20/10	(360 bp)	321,425

DJ CDX NA HY Series 4 Index	81,315	14,976,000	6/20/10	(360 bp)	(488,371)

DJ CDX NA HY Series 5 Index	(1,218,698)	75,175,000	12/20/10	(395 bp)	(4,099,392)

DJ CDX NA HY Series 6 Index	23,068	2,306,750	6/20/11	(345 bp)	7,118

DJ CDX NA HY Series 6 Index 25-35% tranche	--	9,227,000	6/20/11	74 bp	(39,292)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	3,578,000	12/20/10	(115 bp)	(48,093)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	4,499,000	12/20/10	(113 bp)	(56,891)

Goldman Sachs International
DJ CDX NA HY Series 6 Index	5,742	2,296,750	6/20/11	(345 bp)	(10,138)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	9,187,000	6/20/11	85 bp	2,726

One of the underlying securities in the basket of BB CMBS	--	28,743,000	(a)	2.461%	1,441,201
securities

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 3 Index	142,322	6,240,000	6/20/10	(360 bp)	379,692

DJ CDX NA HY Series 4 Index	137,923	29,952,000	6/20/10	(360 bp)	(1,001,452)

DJ CDX NA HY Series 4 Index	(164,514)	15,322,560	6/20/10	(360 bp)	(747,384)

DJ CDX NA HY Series 6 Index	(5,718)	2,287,000	6/20/11	(345 bp)	(21,530)

DJ CDX NA HY Series 6 Index	13,800	1,840,000	6/20/11	(345 bp)	1,078

DJ CDX NA HY Series 6 Index	22,673	2,267,250	6/20/11	(345 bp)	6,997

DJ CDX NA HY Series 6 Index	375,000	50,000,000	6/20/11	(345 bp)	29,292

DJ CDX NA HY Series 6 Index 25-35% tranche	--	9,148,000	6/20/11	96 bp	45,496

DJ CDX NA HY Series 6 Index 25-35% tranche	--	7,360,000	6/20/11	74 bp	(32,552)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	9,069,000	6/20/11	72 bp	(86,928)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	2,653,000	6/20/12	309 bp	133,303

DJ CDX NA IG Series 4 Index 3-7% tranche	--	12,735,000	6/20/10	(124.5 bp)	(271,261)

Merrill Lynch Capital Services, Inc.
L-3 Communications Corp. 7 5/8s, 2012	--	2,576,000	6/20/11	(92 bp)	13,910

Merrill Lynch International
DJ CDX NA HY Series 4 Index	168,664	7,872,000	6/20/10	360 bp	468,115

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	3,578,000	12/20/12	246 bp	27,413

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6 Index	(17,385)	2,318,000	6/20/11	(345 bp)	(33,412)

DJ CDX NA HY Series 6 Index	(11,079)	2,215,750	6/20/11	(345 bp)	(26,399)

DJ CDX NA HY Series 6 Index	(7,576)	1,515,250	6/20/11	(345 bp)	(18,053)

DJ CDX NA HY Series 6 Index	--	2,170,000	6/20/11	(345 bp)	(15,004)

DJ CDX NA HY Series 6 Index	23,463	2,346,250	6/20/11	(345 bp)	7,241

DJ CDX NA HY Series 6 Index 25-35% tranche	--	9,272,000	6/20/11	107.5 bp	92,422

DJ CDX NA HY Series 6 Index 25-35% tranche	--	8,863,000	6/20/11	106 bp	82,790

DJ CDX NA HY Series 6 Index 25-35% tranche	--	6,061,000	6/20/11	103.5 bp	49,943

DJ CDX NA HY Series 6 Index 25-35% tranche	--	8,680,000	6/20/11	885 bp	(22,522)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	9,385,000	6/20/11	73 bp	(128,498)

DJ CDX NA HY Series 6 Index 25-35% tranche	38,127	2,346,250	6/20/11	345 bp	21,904

DJ CDX NA HY Series 6 Index 25-35% tranche	--	9,385,000	6/20/11	74 bp	(45,366)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	23,030,000	6/20/10	(62 bp)	18,444

DJ CDX NA IG Series 4 Index 3-7% tranche	--	10,153,000	6/20/12	275 bp	320,025

DJ CDX NA IG Series 4 Index 3-7% tranche	--	10,820,000	6/20/10	(114 bp)	(193,115)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	2,653,000	6/20/10	(110.5 bp)	(43,583)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	3,578,000	12/20/12	248 bp	31,263

DJ CDX NA IG Series 5 Index 3-7% tranche	--	3,578,000	12/20/10	(115 bp)	(48,093)

Total					$(3,260,168)

* Payments related to the reference debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
(a)	Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a)	Percentages indicated are based on net assets of $2,892,493,681.

(b)	The aggregate identified cost on a tax basis is $2,888,972,975, resulting in gross unrealized appreciation and depreciation of $73,644,301 and $95,087,729, respectively, or net unrealized depreciation of $21,443,428.

(c)	Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at June 30, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
June 30, 2006 was $9,213,595 or 0.3% of net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(SEG)	These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at
June 30, 2006.

##	The securities noted above were purchased during the period for an aggregate cost of $3,275,678. After the end of the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the value of these securities was adjusted to the values shown in this schedule aggregating $2,247,285. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

(R)	Real Estate Investment Trust.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $5,256,294 for the period ended June 30, 2006. During the period ended June 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $613,809,100 and $659,562,145, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(U)	A portion of the position represents unfunded loan commitments. As of June 30, 2006, the fund had unfunded loan commitments of $1,900,885, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

	Borrower	Unfunded commitments

	CBRL Group, Inc.	$97,655
	CR Gas Storage	186,667
	Meg Energy Corp.	500,000
	Trump Hotel & Casino Resort, Inc.	1,116,563

	Totals	$1,803,230

At June 30, 2006, liquid assets totaling $716,767,088 have been designated as collateral for open forward commitments, swap contracts, and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at
June 30, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006: (as a percentage of Portfolio Value)

Argentina	1.0%
Brazil	1.4
Canada	1.8
Cayman Islands	3.1
France	5.3
Germany	0.9
Ireland	3.7
Japan	5.1
Luxembourg	0.7
Russia	1.2
South Africa	0.5
Spain	0.7
Sweden	1.2
United Kingdom	3.6
United States	67.7
Other	2.1

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the
New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the
Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.
Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.
Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28 , 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28 , 2006